COMMITMENTS	3 Months Ended
Mar. 31, 2021
Commitments [abstract]
COMMITMENTS

10.COMMITMENTS

As part of its program of research and development of the Enos system, the Company has outsourced certain aspects of the research and development to third party technology and development companies. At March 31, 2021, $5,369 in purchase orders remain outstanding (December 31, 2020: $10,694).